Capital Surplus - Schedule of Capital Surplus (Details) - USD ($)		12 Months Ended
	May 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capital Surplus [Line Items]
Balance at beginning		$ 154,703,137	$ 105,605,811	$ 6,487,913
Issuance of ordinary shares			45,060,227	600,952
Reverse share split as part of the recapitalization			19,489
Commitment shares		(12)	450,000
Preferred shares conversion	$ 26,911,070			26,907,495
Acquisition of subsidiaries		123,107	3,184,536	70,619,903
Changes in non-controlling interests				708,719
Share-based payments		279,597	235,258	280,829
Employee stock options exercised
Employee stock options forfeited
Restricted stocks		132,253	147,816
Issuance of ordinary shares-Second Note to 3i		3,469,082
Issuance of ordinary shares-Tumim ELOC		2,608,494
Issuance of ordinary shares-Private Placement		1,499,621
Issuance of ordinary shares for service fee		$ 181,901
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)		655,409
Balance at ending		$ 163,652,589	154,703,137	105,605,811
Share premium [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning		153,095,211	104,351,984	5,998,682
Issuance of ordinary shares			45,060,227	600,952
Reverse share split as part of the recapitalization			19,489
Commitment shares		(12)	450,000
Preferred shares conversion				26,907,495
Acquisition of subsidiaries		123,107	3,184,536	70,619,903
Changes in non-controlling interests
Share-based payments			22,884	162,029
Employee stock options exercised			6,091	62,923
Employee stock options forfeited
Restricted stocks
Issuance of ordinary shares-Second Note to 3i		3,469,082
Issuance of ordinary shares-Tumim ELOC		2,608,494
Issuance of ordinary shares-Private Placement		1,499,621
Issuance of ordinary shares for service fee		$ 181,901
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)		655,409
Balance at ending		$ 161,632,813	153,095,211	104,351,984
Employee stock options [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning		590,342	401,001	346,606
Issuance of ordinary shares
Reverse share split as part of the recapitalization
Commitment shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests
Share-based payments		279,597	212,374	118,800
Employee stock options exercised			(6,091)	(62,923)
Employee stock options forfeited		(178,176)	(16,942)	(1,482)
Restricted stocks
Issuance of ordinary shares-Second Note to 3i
Issuance of ordinary shares-Tumim ELOC
Issuance of ordinary shares-Private Placement
Issuance of ordinary shares for service fee
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)
Balance at ending		$ 691,763	590,342	401,001
Employee stock options- expired [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning		25,421	8,479	6,997
Issuance of ordinary shares
Reverse share split as part of the recapitalization
Commitment shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests
Share-based payments
Employee stock options exercised
Employee stock options forfeited		178,176	16,942	1,482
Restricted stocks
Issuance of ordinary shares-Second Note to 3i
Issuance of ordinary shares-Tumim ELOC
Issuance of ordinary shares-Private Placement
Issuance of ordinary shares for service fee
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)
Balance at ending		$ 203,597	25,421	8,479
Changes in ownership interest in subsidiaries [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning		844,347	844,347	135,628
Issuance of ordinary shares
Reverse share split as part of the recapitalization
Commitment shares
Preferred shares conversion
Acquisition of subsidiaries
Changes in non-controlling interests				708,719
Share-based payments
Employee stock options exercised
Employee stock options forfeited
Restricted stocks
Issuance of ordinary shares-Second Note to 3i
Issuance of ordinary shares-Tumim ELOC
Issuance of ordinary shares-Private Placement
Issuance of ordinary shares for service fee
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)
Balance at ending		$ 844,347	844,347	844,347
Restricted stocks [Member]
Schedule of Capital Surplus [Line Items]
Balance at beginning		147,816
Issuance of ordinary shares
Reverse share split as part of the recapitalization
Commitment shares
Acquisition of subsidiaries
Share-based payments
Employee stock options exercised
Employee stock options forfeited
Restricted stocks		132,253	147,816
Issuance of ordinary shares-Second Note to 3i
Issuance of ordinary shares-Tumim ELOC
Issuance of ordinary shares-Private Placement
Issuance of ordinary shares for service fee
Issuance of ordinary shares to settle subsidiary’s debt (in Shares)
Balance at ending		$ 280,069	$ 147,816